Interest and Finance Costs Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments (Abstract)
Interest expense	$ 49,701	$ 51,720	$ 53,051
Less: Interest capitalized	(1,758)	(2,532)	(2,520)
Interest expense, net	47,943	49,188	50,531
Interest swap cash settlements non-hedging	8,043	8,977	7,224
Bunkers swap cash settlements	(2,433)	(6,382)	(2,926)
Amortization of loan fees	946	995	1,138
Bank charges	243	277	359
Amortization of deferred loss on termination of financial instruments	2,173	2,020	2,113
Change in fair value of non-hedging financial instruments	(5,339)	(1,504)	3,844
Net total	$ 51,576	$ 53,571	$ 62,283